Additional Financial Information - Additional Information (Detail) (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Common shares issued from treasury related to dividend payments	24.6
Aggregate value of common shares issued from treasury related to dividend payments	$ 1.0